MONOGENESIS  CORPORATION


				    ANNUAL REPORT TO SHAREHOLDERS


					     DECEMBER 31, 1999












































					George E.  Clark
				CERTIFIED PUBLIC ACCOUNTANT
			    6309 ROSWELL ROAD, NE SUITE 2-B
				   ATLANTA, GEORGIA  30326
			Phone (404)256-1218   FAX (404)256-5634


				INDEPENDENT  AUDITOR'S  REPORT


To the Board of Directors and Stockholders of Monogenesis Corporation
Walker, West Virginia

I have audited the accompanying statement of assets and liabilities of Monogenesis Corporation, including the schedule of portfolio investments, as of December 31, 1999, and the related statements of operations, cash flows, and changes in net assets for the year then ended, and the selected per share data and ratios for each of the three years in the period then ended. These financial statements and per share data and ratios are the responsibility of the Company's management.
My responsibility is to express an opinion on these financial statements and per share data and ratios based on my audit.

I conducted my audit in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and broker.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Monogenesis Corporation as of December 31, 1999, and the results of its operations, its cash flows, and the changes in its net assets for the year then ended, and the selected per share data and ratios for each of the three years in the period then ended in conformity with generally accepted accounting principles.


February 17, 2000
George E. Clark









				MONOGENESIS CORPORATION

			STATEMENT OF ASSETS AND LIABILITIES

				     DECEMBER 31, 1999


ASSETS
	Investments in securities,
		at value-identified cost $32,696.37			$ 24,173.50
	Cash									  26,551.20
	Equipment, net of accumulated
		depreciation of $2,196.42				   5,124.98
										-----------

					Total Assets			  55,849.68


LIABILITIES
	Accounts payable							     444.40
	Loans from shareholders						     136.60
										-----------

				Total Liabilities				     583.00
										-----------

NET ASSETS
	Net assets (equivalent to $26.96 per share
	based on 2,050 shares of capital stock
	outstanding) (Note 5)						$ 55,266.68
										===========


















			The accompanying notes to the Financial Statements are
				an integral part of this statement.

					"SEE ACCOUNTANT'S REPORT"





					MONOGENESIS  CORPORATION

					STATEMENT  OF  OPERATIONS

				FOR THE YEAR ENDED DECEMBER 31, 1999



INVESTMENT INCOME
	Income
		Dividends						   $       --
		Interest							    360.56
		Other Income						     --
										----------
					Total Income			    360.56

EXPENSES
	Officer salaries							 12,000.00
	Director's fees							    500.00
	Professional fees							 10,826.10
	Custodian, transfer agent and distribution fees		 36,374.02
	Other administrative expenses					 90,099.88
	Depreciation							    732.14
										----------
Total Expenses								150,532.14
										----------

INVESTMENT INCOME-NET						     (150,171.58)
										----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 2)

	Net realized gain on investments				 31,523.67
	Change in unrealized appreciation of investments
		for the year					      (31,405.60)
										----------

Net gain on investments						          118.07
										----------


NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	     (150,053.51)
										==========




		The accompanying notes to the Financial Statements are
 			an integral part of this statement.


				"SEE   ACCOUNTANT'S  REPORT"





				MONOGENESIS  CORPORATION

				 STATEMENT OF CASH FLOWS
				-------------------------

			FOR THE YEAR ENDED DECEMBER 31, 1999


CASH FLOW FROM OPERATION ACTIVITIES
	Net decrease in net assets					$(150,053.51)

Adjustments to reconcile net (decrease) in net
  assets resulting from operations to net cash
  provided by operating activities
	Depreciation								732.14
	Decrease in unrealized appreciation of
				investment securities			   31,405.60
		Decrease in accounts payable				     (519.52)
										  ----------

				Net cash provided by (used in)
					operating activities		 (118,435.29)

CASH FLOWS FROM FINANCING ACTIVITIES				       ---

CASH FLOWS FROM INVESTING ACTIVITIES
	Sale of investments, net of subsequent purchases	   61,582.15
	Capital share transactions					   42,500.00
										  ----------

NET DECREASE IN CASH AND CASH EQUIVALENTS				  (14,353.14)

CASH BALANCE, BEGINNING OF YEAR					   40,904.34
										  ----------

CASH BALANCE, END OF YEAR						  $26,551.20
										  ==========









		The accompanying notes to the Financial Statements are
			an integral part of this statement.


				"SEE ACCOUNTANT'S REPORT"





				MONOGENESIS CORPORATION

			STATEMENT OF CHANGES IN NET ASSETS
			----------------------------------

		FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998


							    1999    	    1999
							------------	------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
	Investment income - net		     $(150,171.58)	$(70,746.29)
	Net realized gain on investments	  31,523.67		  56,281.58
	Change in unrealized appreciation	 (31,405.60)	(470,244.07)
							-----------		 ----------
	Net increase in net assets
		resulting from operations	(150,053.51)	(484,708.78)

CAPITAL SHARE TRANSACTIONS			  42,500.00		  62,588.65)
							-----------		-----------

Net increase (decrease)
		in net assets			(107,553.51)	(422,120.13)

NET ASSETS
Beginning of the year			 162,820.19		 584,940.32
							-----------		-----------

	End of the year				$ 55,266.68		$162,820.19
							===========		===========
















			The accompanying notes to the Financial Statements are
				an integral part of this statement.

					"SEE ACCOUNTANT'S REPORT"





				MONOGENESIS  CORPORATION

	SUPPLEMENTARY INFORMATION -- STATEMENT OF CHANGES IN SURPLUS
	------------------------------------------------------------

			FOR THE YEAR ENDED DECEMBER 31, 1999



			  COMMON	   PAID-IN		 ACCUMULATED
			  STOCK	   CAPITAL		  DEFICIT	     TOTAL
			 --------	------------	 ------------  ----------


Balance at
 beginning of year $ 20.32	$151,886.11		$ (11,968.82) $139,937.61


Additional stock
 Issued		    ---							---

Stock issued	     .18		 (.18)				---

Additional capital
 contributed			  42,500.00				    42,500.00

Net income (loss)						 (118,647.91) (118,647.91)
			 --------	------------	 ------------  ----------
Balance at
 end of year	 $ 20.50	$194,385.93		$(130,616.73) $ 63,789.70
			==========	===========		  ===========  ==========

















			The accompanying Notes to the Financial Statements are
				an integral part of this statement.

					"SEE ACCOUNTANT'S REPORT"



MONOGENESIS  CORPORATION

	SUPPLEMENTARY INFORMATION -- SELECTED PER SHARE DATA AND RATIOS

			   FOR THE YEARS ENDED DECEMBER 31

					   1999	  1998	 1997
					 --------   --------   --------

PER SHARE DATA

Investment income			$   .17	$   .62    $    .14

Expenses				  73.43	  35.43	  21.82
					--------    --------    --------
Investment income-net		 (73.26)	 (34.81)	 (21.68)

Additional contributions	  20.74	  31.79	   ---

Distributions from
 investment income-net		   ---	   ---	   ---

Net realized & unrealized
 gain (loss) on securities	    .06	 203.73	 317.67

Distributions from realized
 gains on securities		   ---	   ---	    ---
--------    --------    --------
Net increase/decrease in
 net asset value			( 52.47)	(206.75)	 295.99)

Net asset value:
     Beginning of year		  79.43	 286.88	  (9.11)
					--------    --------    --------
     End of Year			$ 26.96	$ 80.13	$286.88
					========    ========    ========
Per share market value:
     End of period		$  ---	$  ---	$  ---
					========    ========    ========

Total investment return		$  ---	$ ---		$  ---
					========    ========    ========
RATIOS
    Ratio of expenses to
average net assets (%)	   139	   20		    16

   Ratio of investment
income-net to
average net assets (%)	   ---	   ---	   ---

   Portfolio turnover ratio	   ---	   ---	   ---



					"SEE   ACCOUNTANT'S  REPORT"





				MONOGENESIS CORPORATION

			     INVESTMENTS IN SECURITIES
			     -------------------------

				   DECEMBER 31, 1999



						 NUMBER
						OF SHARES			VALUE
						---------		   -----------
COMMON  STOCKS - 100%

  Healthcare - 1%
	PML,Inc.				   725		   $    333.50

  Computer Software - 71%

	Exigent International, Inc.	 4,375		     17,228.75

  Food - 15%				 2,200			3,575.00

Engineering - 12%

	Tice Technology, Inc.		 8,000		      3,000.00

	Tice Technology, Inc.
		Warrants		     188,000		         -
									   -----------

									   $ 24,173.50
									   ===========












			The accompanying notes to the Financial Statements are
				an integral part of this statement.

					"SEE ACCOUNTANT'S REPORT"





				MONOGENESIS  CORPORATION

			    NOTES TO FINANCIAL STATEMENTS

				    DECEMBER 31, 1999


(1) SIGNIFICANT ACCOUNTING POLICIES

Monogenesis Corporation (the Company) is registered under the Investment Company Act of 1940 as a non-diversified management investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Depreciation - Equipment is depreciated using the straight-line method Over a ten-year period.

Accrual of expenses - It is the Company's policy to accrue items of Expense recognized in the current period, but not paid until the subsequent period.

Security valuation - Investments in securities in ensuing public companies are originally valued at cost until such time as the securities are publicly traded. Securities traded on a national securities exchange or reported on the NASDAQ national market are stated at the last reported sales price on the day of valuation. Other securities for which no sale was reported on that date are stated at the last quoted bid price.

Security transaction and investments income - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

Federal income taxes - The Company does not qualify for the preferred tax treatment of dividends paid to stockholders afforded by Subchapter M of the Internal Revenue Code to most regulated investment companies. No provision for income taxes is required for this year as there was a net loss for tax purposes.











					"SEE   ACCOUNTANT'S  REPORT"





				MONOGENESIS  CORPORATION

			    NOTES TO FINANCIAL STATEMENTS

				   DECEMBER 31, 1999



(2) INVESTMENT  TRANSACTIONS

Purchases and sales of portfolio securities during the year were $12,820 and $74,402, respectively. Net gain on investments for the year ended December 31, 1999, was $118.07. That amount represents the net decreases in value of the investments held during the period and actual gains realized on sales of investments. All investment decisions are made by the Company's President. Purchases, when they occur, are made from funds generated through additional contributions to Paid-In Capital.

(3) DIVIDENDS

The Company paid no dividends during the year. The Company only distributes property dividends of stock that it acquires in ensuing public companies. Such acquisitions of stock are made from Paid-In Capital; therefore, ensuing stock dividends are charged to Paid-In Capital.

(4) OFFICER / DIRECTOR  COMPENSATION

The Company paid officer salaries of $12,000 during the year. $500 in director fees were paid to one director.

(5) CAPITAL SHARE TRANSACTIONS

As of December 31, 1999, there were 3,000 shares of $.01 par value stock authorized, 2,050 shares issued and outstanding, and Paid-In
Capital aggregated $194,385.93
















				"SEE   ACCOUNTANT'S  REPORT"





					GEORGE E. CLARK
				 Certified Public Accountant
				309 Roswell Road NE, Suite 2-B
				    Atlanta, Georgia 30328
			Phone (404) 256-1218  FAX (404) 256-5634

February 18, 2000

Board of Directors and Stockholders
of Monogenesis Corporation
Walker, West Virginia


In planning and performing my audit of the financial statements of Monogenesis Corporation for the year ended December 31, 1999, I considered its internal control structure, including procedures for safeguarding securities, in order to determine my auditing procedures for the purpose of expressing my opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of Monogenesis Corporation is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, I noted no matters involving the internal control structure, including procedures for safeguarding securities, that I consider to be material weaknesses above as of December 31, 1999.

This report is intended solely for the information and use of management and the Securities and Exchange Commission.


George E. Clark
Certified Public Accountant